COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Feb. 02, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Loss Contingencies [Line Items]
Monthly base rent	$ 230
Operating lease costs	23	$ 655	$ 393	$ 1,577	$ 1,670
Estimated monthly property taxes	$ 21
Percentage of escalation of monthly base rent	3.00%
Percentage of escalation of fix operating expense costs	2.40%
Minimum [Member]
Loss Contingencies [Line Items]
Lease payments		$ 118		$ 111
Finance lease term		3 years		3 years	3 years
Maximum [Member]
Loss Contingencies [Line Items]
Lease payments		$ 361		$ 128
Finance lease term		5 years		5 years	5 years